Composition of Installment Loans By Domicile and Type of Borrower (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)		Mar. 31, 2011 Purchased loans JPY (¥)		Mar. 31, 2012 Japan Consumer Housing loans USD ($)	Mar. 31, 2012 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2011 Japan Consumer Housing loans JPY (¥)	Mar. 31, 2012 Japan Consumer - Other USD ($)	Mar. 31, 2012 Japan Consumer - Other JPY (¥)	Mar. 31, 2011 Japan Consumer - Other JPY (¥)	Mar. 31, 2012 Japan Consumer Loan USD ($)	Mar. 31, 2012 Japan Consumer Loan JPY (¥)	Mar. 31, 2011 Japan Consumer Loan JPY (¥)	Mar. 31, 2012 Japan Corporate Real Estate Companies Loans USD ($)	Mar. 31, 2012 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2011 Japan Corporate Real Estate Companies Loans JPY (¥)	Mar. 31, 2012 Japan Corporate-non recourse loans USD ($)	Mar. 31, 2012 Japan Corporate-non recourse loans JPY (¥)	Mar. 31, 2011 Japan Corporate-non recourse loans JPY (¥)	Mar. 31, 2012 Japan Corporate Commercial, industrial and other companies USD ($)	Mar. 31, 2012 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2011 Japan Corporate Commercial, industrial and other companies JPY (¥)	Mar. 31, 2012 Japan Corporate Loans USD ($)	Mar. 31, 2012 Japan Corporate Loans JPY (¥)	Mar. 31, 2011 Japan Corporate Loans JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2012 Overseas Non-recourse Loans USD ($)	Mar. 31, 2012 Overseas Non-recourse Loans JPY (¥)	Mar. 31, 2011 Overseas Non-recourse Loans JPY (¥)	Mar. 31, 2012 Overseas Other USD ($)	Mar. 31, 2012 Overseas Other JPY (¥)	Mar. 31, 2011 Overseas Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment Loans	$ 33,701	¥ 2,769,898	¥ 2,983,164	$ 1,187	[1]	¥ 97,559	[1]	¥ 111,335	[1]	$ 10,522	¥ 864,764	¥ 823,974	$ 168	¥ 13,826	¥ 14,317	$ 10,690	¥ 878,590	¥ 838,291	$ 3,620	¥ 297,562	¥ 345,078	$ 2,761	¥ 226,887	¥ 303,640	$ 6,125	¥ 503,454	¥ 513,853	$ 12,506	¥ 1,027,903	¥ 1,162,571	$ 9,318	¥ 765,846	¥ 870,967	$ 6,684	¥ 549,326	¥ 648,933	$ 2,634	¥ 216,520	¥ 222,034

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").